================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from October 1, 2006 to October 31, 2006

                    Commission File Number of issuing entity:
                                  333-131201-03

                           RFMSI SERIES 2006-S6 TRUST
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131201

                 RESIDENTIAL FUNDING MORTGAGE SECURITIES I, INC.
              (Exact name of depositor as specified in its charter)

                         RESIDENTIAL FUNDING CORPORATION
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Pass-Through Certificates,
Series 2006-S6, in the classes
specified herein                         [___]         [___]          [ X ]              _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSI Mortgage Pass-Through Certificates, Series 2006-S6 (the "Certificates"), dated July 26, 2006, and related Prospectus dated July 14, 2006 (collectively, the "Prospectus"), of the RFMSI Series 2006-S6 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class A-6, Class A-7, Class A-8, Class A-9, Class A-10, Class A-11, Class A-12, Class A-13, Class A-14, Class A-15, Class A-16, Class A-V, Class A-P, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   November 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of July 1, 2006, to the Standard Terms of Pooling and Servicing Agreement, dated as of June 1, 2006, among Residential Funding Mortgage Securities I, Inc., as company, Residential Funding Corporation, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 11, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of July 28, 2006, between Residential Funding Corporation and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 11, 2006).

Exhibit 10.3 Confirmation for the Class A-3 Certificates, dated as of July 28, 2006 between Morgan Stanley Capital Services Inc. and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2006-S6 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 11, 2006).

Exhibit 10.4 Confirmation for the Class A-5 Certificates, dated as of July 28, 2006 between Morgan Stanley Capital Services Inc. and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2006-S6 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 11, 2006).

Exhibit 10.5 Confirmation for the Class A-7 Certificates, dated as of July 28, 2006 between Morgan Stanley Capital Services Inc. and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2006-S6 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 11, 2006).

Exhibit 99.1   November 2006 Monthly Statement to Certificateholders

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 25, 2006



                                    RFMSI Series 2006-S6 Trust
                                    (Issuing entity)

                                    By:  Residential Funding Corporation, as
                                         Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS